Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes payable	$ 1,103,320	$ 1,102,785
Accrued interest	1,261,327	$ 1,639,949
Former Director & Four Related Party [Member]
Notes payable	1,103,320
Former Director & Four Related Party [Member] | Notes Payable To Related Party [Member]
Notes payable	8,319
Former Director [Member] | Notes Payable Affiliates [Member]
Repayment of debt	2,708
Former Director [Member] | Two Unsecured Notes Payable [Member]
Notes payable	1,045,000
Amount of debt default	1,045,000
Former Director [Member] | Two Unsecured Notes Payable [Member] | Accrued Expenses [Member]
Accrued interest	1,347,828
Related Party [Member] | Secured Notes Payable To Related Party [Member]
Notes payable	$ 50,000